Fair Value of Financial Assets and Liabilities - Derivative Liability Measured at Fair Value (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Fair Value Disclosures [Abstract]
Issuance of debt	$ 35,883,536
Change in fair value of derivative liability	683,918
Ending Balance,Derivative Liability	$ 36,567,454